Pensions and other post-retirement benefit obligations (Tables)	6 Months Ended
Sep. 30, 2026
Employee Benefits [Abstract]
Schedule of defined benefit plan recognised in balance sheet

	30 September 2026	31 March 2026
	£m	£m
Present value of funded obligations	(14,127)	(15,098)
Fair value of plan assets	17,184	17,780
	3,057	2,682
Present value of unfunded obligations	(229)	(247)
Other post-employment liabilities	(45)	(44)
	2,783	2,391
Restrictions on asset recognised	(492)	(244)
Net defined benefit asset	2,291	2,147
Presented in consolidated statement of financial position:
Assets	2,617	2,507
Liabilities	(326)	(360)
	2,291	2,147

Schedule of key actuarial assumptions

Key actuarial assumptions	30 September 2026	31 March 2026
Discount rate – UK	6.45%	6.00%
Discount rate – US	6.40%	5.60%
Rate of increase in RPI – UK	3.05%	3.17%

Schedule of reconciliation of the net defined benefit asset
The movement in the net pensions and other post-retirement benefit (OPEB) obligations position in the period can be analysed as follows:

	30 September 2026	30 September 2025
	£m	£m
Net defined benefit asset at 1 April	2,147	1,916
Cost recognised in the income statement	(16)	(25)
Employer contributions	45	62
Remeasurements and foreign exchange	353	260
Other movements	—	2
Movements on restrictions on asset recognised	(238)	(140)
Net defined benefit asset at 30 September	2,291	2,075

Changes in restrictions on asset recognised	30 September 2026	30 September 2025
	£m	£m
Opening restrictions on asset recognised at 1 April	(244)	(77)
Interest on restrictions on asset recognised	(9)	(5)
Other change in restrictions on asset recognised	(238)	(140)
Exchange adjustment on restrictions on asset recognised	(1)	1
Closing restrictions on asset recognised at 30 September	(492)	(221)